OPERATING SEGMENTS - Geographic information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING SEGMENTS
Interest and valuation	$ 37,046,159	$ 26,796,947	$ 16,135,745
Long-lived assets	22,262,940	23,595,873	18,690,168
Operating Segments
OPERATING SEGMENTS
Interest and valuation	37,046,159	26,796,947	16,135,317
Operating Segments | Reportable Operating Segments
OPERATING SEGMENTS
Interest and valuation	37,766,532	27,132,092	16,279,789
Long-lived assets	15,262,597	14,800,862	11,034,558
Operating Segments | Reportable Operating Segments | Colombia
OPERATING SEGMENTS
Interest and valuation	29,812,448	20,977,845	11,605,829
Long-lived assets	13,466,457	12,666,847	9,413,340
Operating Segments | Reportable Operating Segments | Panama
OPERATING SEGMENTS
Interest and valuation	4,234,542	3,023,461	2,251,653
Long-lived assets	877,407	1,042,824	838,278
Operating Segments | Reportable Operating Segments | El Salvador
OPERATING SEGMENTS
Interest and valuation	1,774,165	1,528,264	1,194,026
Long-lived assets	547,357	636,071	434,212
Operating Segments | Reportable Operating Segments | Guatemala
OPERATING SEGMENTS
Interest and valuation	1,795,597	1,537,811	1,178,619
Long-lived assets	361,840	445,288	347,084
Operating Segments | Reportable Operating Segments | United States of America
OPERATING SEGMENTS
Interest and valuation	55
Long-lived assets	4,805	7,504
Operating Segments | Reportable Operating Segments | Bermuda
OPERATING SEGMENTS
Interest and valuation	184	2
Long-lived assets	3,434
Operating Segments | Reportable Operating Segments | Puerto rico
OPERATING SEGMENTS
Interest and valuation	149,541	64,709	49,662
Long-lived assets	1,297	2,328	1,644
Eliminations and translation adjustment
OPERATING SEGMENTS
Interest and valuation	(720,373)	(335,145)	(144,044)
Long-lived assets	$ 7,000,343	$ 8,795,011	$ 7,655,610